Segmental information	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental information	Results for the yearIntroduction
This section explains the results and performance of the group for the three years ended 30 June 2025. Disclosures are provided for segmental information, operating costs, exceptional items, finance income and charges, the group's share of results of associates and joint ventures, taxation.
For associates, joint ventures and taxation, balance sheet disclosures are also provided in this section.
2. Segmental information

Accounting policies

Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer, which is determined by considering, among other factors, the delivery terms agreed with customers. For the sale of goods, the transfer of control occurs when the significant risks and rewards of ownership are passed to the customer. Based on the shipping terms agreed with customers, the transfer of control of goods occurs at the time of dispatch for the majority of sales. Where the transfer of control is subsequent to the dispatch of goods, the time between dispatch and receipt by the customer is generally less than five days. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries, excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for products received the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.

Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.

Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting. Management believes that separate disclosure of exceptional items and the classification between operating and non-operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.

Diageo is an international manufacturer and distributor of premium drinks. Diageo also owns a number of investments in associates and joint ventures, as set out in note 6.
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision-maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third-party sales and the business analysis is presented by geographical segment. The group's operations also include the Corporate segment. Corporate costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in
India, Hungary, Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
Executive Committee makes decisions based on the analysis of several financial data sets including organic and IFRS reported data. There has been a change in how the Executive Committee looks at performance given the foreign exchange volatility experienced, using actual foreign exchange rates for current and comparative periods which is consistent with IFRS reported results. Accordingly, the segmental analysis below is presented based on IFRS reported figures. Supply Chain and Procurement (SC&P), which manufactures products for other group companies and includes the production sites in the United Kingdom, Ireland, Italy, Guatemala and Mexico, as well as comprises the global procurement function, is considered a key intersegmental operation instead of a separate operating segment.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,636	8,037	6,082	2,390	2,684	135	27,964
Net sales	7,973	4,821	3,635	1,847	1,834	135	20,245
Cost of sales	(2,734)	(1,866)	(1,581)	(704)	(1,077)	(35)	(7,997)
Gross profit	5,239	2,955	2,054	1,143	757	100	12,248
Marketing	(1,616)	(898)	(630)	(304)	(192)	(22)	(3,662)
Other operating items	(570)	(755)	(494)	(311)	(282)	(470)	(2,882)
Operating profit/(loss) before exceptional items	3,053	1,302	930	528	283	(392)	5,704
Exceptional operating items(1)							(1,369)
Operating profit/(loss)							4,335
Non-operating items							(220)
Net finance charges							(771)
Share of after tax results of associates and joint ventures							193
Profit before taxation							3,537

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,514	8,024	6,320	2,432	2,478	123	27,891
Net sales	7,908	4,804	3,817	1,839	1,778	123	20,269
Cost of sales	(2,559)	(1,890)	(1,606)	(728)	(1,195)	(36)	(8,014)
Gross profit	5,349	2,914	2,211	1,111	583	87	12,255
Marketing	(1,627)	(873)	(651)	(306)	(205)	(29)	(3,691)
Other operating items	(486)	(662)	(497)	(303)	(247)	(424)	(2,619)
Operating profit/(loss) before exceptional items	3,236	1,379	1,063	502	131	(366)	5,945
Exceptional operating items(1)							56
Operating profit/(loss)							6,001
Non-operating items							(70)
Net finance charges							(885)
Share of after tax results of associates and joint ventures							414
Profit before taxation							5,460

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
2023	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	8,859	7,245	6,484	2,714	2,864	104	28,270
Net sales	8,109	4,303	3,841	2,159	2,039	104	20,555
Cost of sales	(2,810)	(1,652)	(1,588)	(800)	(1,320)	(39)	(8,209)
Gross profit	5,299	2,651	2,253	1,359	719	65	12,346
Marketing	(1,631)	(765)	(655)	(355)	(235)	(22)	(3,663)
Other operating items	(446)	(574)	(494)	(221)	(195)	(440)	(2,370)
Operating profit/(loss) before exceptional items	3,222	1,312	1,104	783	289	(397)	6,313
Exceptional operating items(1)							(766)
Operating profit/(loss)							5,547
Non-operating items							364
Net finance charges							(712)
Share of after tax results of associates and joint ventures							443
Profit before taxation							5,642
(1) For definition and details of exceptional items, see pages 158-160.
(i) The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(ii) Approximately 38% of annual net sales occurred in the last four months of calendar year 2024.
(b) Other segmental information

	North America $ million	Europe $ million	Asia Pacific $ million	Latin America and Caribbean $ million	Africa $ million	Corporate and other(1) $ million	Total operating segments $ million
2025
Purchase of property, plant and equipment and computer software	435	423	79	5	88	582	1,612
Depreciation and intangible asset amortisation	(186)	(272)	(135)	(38)	(101)	(16)	(748)
Exceptional accelerated depreciation and impairment of tangible assets	(66)	(96)	(9)	(3)	—	—	(174)
Exceptional impairment of intangible assets	(365)	(51)	—	—	—	—	(416)
Exceptional impairment of associates and joint ventures	(215)	(142)	(23)	—	—	—	(380)
2024
Purchase of property, plant and equipment and computer software	305	338	154	6	83	624	1,510
Depreciation and intangible asset amortisation	(161)	(265)	(111)	(33)	(94)	(13)	(677)
Underlying impairment	—	—	—	(1)	—	—	(1)
Exceptional accelerated depreciation and impairment of tangible assets	(33)	(5)	(8)	—	—	—	(46)
Exceptional impairment of intangible assets	(54)	(96)	379	—	—	—	229
2023
Purchase of property, plant and equipment and computer software	236	252	198	146	152	433	1,417
Depreciation and intangible asset amortisation	(141)	(204)	(93)	(45)	(102)	(12)	(597)
Exceptional accelerated depreciation and impairment of tangible assets	(63)	3	(27)	—	—	—	(87)
Exceptional impairment of intangible assets	(36)	(31)	(546)	—	—	—	(613)
(1) Purchase of property, plant and equipment and computer software in respect of SC&P are included in the Corporate and other operating segment.
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits $ million	Beer $ million	Ready-to- drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of World $ million	Total $ million
2025
Sales(1)	22,166	4,493	989	316	27,964	8,138	3,233	2,989	13,604	27,964
Non-current assets(2), (3)						7,467	2,173	4,505	15,758	29,903
2024
Sales(1)	22,406	4,107	949	429	27,891	8,041	3,247	2,849	13,754	27,891
Non-current assets(2), (3)						7,642	2,207	3,969	14,868	28,686
2023
Sales(1)	22,855	4,026	1,079	310	28,270	8,366	3,301	2,565	14,038	28,270
Non-current assets(2), (3)						7,328	2,265	3,665	14,118	27,376
(1)The geographical analysis of sales is based on the location of third-party customers.
(2)The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3)The management information provided to the chief operating decision-maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.